Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 415.8	$ 383.3
Trade accounts receivable, less allowance for doubtful accounts of $5.0 and $4.2 in 2011 and 2010, respectively	396.6	370.6
Other accounts receivable	42.5	51.4
Inventories	374.3	350.0
Deferred income taxes	39.4	40.6
Other current assets	19.2	22.4
Current assets held for sale	0	93.1
Total current assets	1,287.8	1,311.4
Investment in associated companies	19.2	19.7
Plants, equipment and facilities, at cost	1,939.2	1,937.5
Less: accumulated depreciation	(824.7)	(811.3)
Net plant investment	1,114.5	1,126.2
Acquisition intangibles, net of accumulated amortization of $278.8 and $245.9in 2011 and 2010, respectively	303.4	347.0
Goodwill	675.7	685.7
Deferred income taxes	26.6	24.1
Other assets	109.5	88.5
Non-current assets held for sale	0	71.3
Total assets	3,536.7	3,673.9
Liabilities
Accounts payable	281.6	263.6
Short-term borrowings	3.5	6.1
Accrued expenses	214.2	223.2
Income taxes payable	20.8	19.7
Deferred income taxes	1.8	3.1
Current liabilities held for sale	0	63.9
Total current liabilities	521.9	579.6
Long-term debt	635.9	641.5
Pension and other postretirement benefit liabilities	337.4	364.2
Other noncurrent liabilities	271.1	272.8
Deferred income taxes	77.1	71.3
Non-current liabilities held for sale	0	7.6
Stockholders' equity
Preferred stock, 20,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $.01 par value per share, 150,000,000 shares authorized; issued 49,586,198 in 2011 and 49,445,350 in 2010	0.5	0.5
Additional paid-in capital	461.2	451.5
Retained earnings	1,476.4	1,293.0
Accumulated other comprehensive loss	(66.5)	(14.4)
Treasury stock, at cost, 4,077,360 shares in 2011 and 767 shares in 2010	(185.0)	0
Total Cytec Industries Inc. stockholders' equity	1,686.6	1,730.6
Noncontrolling interests	6.7	6.3
Total equity	1,693.3	1,736.9
Total liabilities and stockholders' equity	$ 3,536.7	$ 3,673.9